Fair value of financial instruments (Schedule of changes in fair value of earn-out) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value Disclosures [Abstract]
Opening balance of fair value	$ 0
Acquisition of AutoDS	(14,116)
Payment	5,200
Change in fair value	(3,202)
Closing balance of fair value	$ (12,118)